Share Capital and Preference Shares - Dividend Distribution (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	Jul. 01, 2020	May 28, 2020	May 14, 2020	May 06, 2020	Apr. 01, 2020	Mar. 12, 2020	Feb. 05, 2020	Jun. 30, 2020	Jun. 30, 2019
Share Capital
Dividends paid								$ 55,955	$ 82,111
Common shares/units
Share Capital
Dividend per share (in dollars per share)				$ 0.05			$ 0.15
Dividends paid		$ 4,035				$ 12,082
Series A Preference Shares
Share Capital
Dividend per share (in dollars per share)			$ 0.546875			$ 0.546875
Dividends paid	$ 2,516				$ 2,516